Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Nature of Business and Summary of Significant Accounting Policies

(1) Nature of Business and Summary of Significant Accounting Policies

(a)	Nature of Operations

Textainer Group Holdings Limited (“TGH”) is incorporated in Bermuda. TGH is the holding company of a group of companies, consisting of TGH and its subsidiaries (collectively, the “Company”), involved in the purchase, management, leasing and resale of a fleet of marine cargo containers. The Company manages and provides administrative support to the affiliated and unaffiliated third-party owners’ (the “Container Investors”) container fleets.

The Company conducts its business activities in three main areas: Container Ownership, Container Management and Container Resale.  These activities are described below (also see Note 10 “Segment Information”).

Container Ownership

The Company’s containers consist primarily of standard dry freight containers, but also include refrigerated and other special-purpose containers. These owned containers are financed through retained earnings; revolving credit facilities, secured debt facilities and a term loan provided by banks; bonds payable to investors; and a public offering of TGH’s common shares. Expenses related to lease rental income of the owned fleet primarily include direct container expenses, depreciation expense and interest expense.

Container Management

The Company manages, on a worldwide basis, a fleet of containers for and on behalf of the Container Investors. All rental operations are conducted worldwide in the name of the Company who, as agent for the Container Investors, acquires and sells containers, enters into leasing agreements and depot service agreements, bills and collects lease rentals from the lessees, disburses funds to depots for container handling, and remits net amounts, less management fees and commissions, to the Container Investors.

Fees earned by the Company under the management agreements are typically a percentage of net operating income of each Container Investor’s fleet and consist of fees for leasing services related to the management of the containers, sales commissions and net acquisition fees earned on the acquisition of containers. Lease rental income and expenses arising from the operation of the managed fleet are presented on a gross basis, whereby revenue billed to shipping lines and expenses incurred and distributions to the container investors of the managed fleet are presented in the Company’s consolidated statements of comprehensive income. Accounts receivable and vendor payables arising from direct container operations of the managed containers are presented on a gross basis in the Company’s consolidated balance sheets. See Note 5 “Managed Container Fleet” for information on the managed fleet containers.

Container Resale

The Company buys and subsequently resells containers (trading containers) from third parties. Container sales revenue represents the proceeds on the sale of containers purchased for resale. Cost of containers sold represents the cost of equipment purchased for resale that were sold as well as the related selling costs. The Company earns sales commissions related to the sale of the containers that it manages.

(b)	Principles of Consolidation and Variable Interest Entity

The consolidated financial statements of the Company include TGH and all of its subsidiaries in which the Company has a controlling financial interest. All significant intercompany accounts and balances have been eliminated in consolidation.

The Company determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) or a voting interest entity (“VME”). If it is determined that the Company does not have a variable interest in the entity, no further analysis is required, and the Company does not consolidate the entity.

TAP Funding

On December 20, 2012, the Company’s wholly-owned subsidiary, Textainer Limited (“TL”), purchased 50.1% of the outstanding common shares of TAP Funding Ltd. (“TAP Funding”) (a Bermuda company) from TAP Ltd. (“TAP”). Both before and after this purchase, TAP Funding leases containers to lessees under operating, direct financing and sales-type leases. TAP is governed by members and management agreements and the Company’s wholly-owned subsidiary, Textainer Equipment Management Limited (“TEML”), manages all of TAP Funding’s containers, making day-to-day decisions regarding the marketing, servicing and design of TAP Funding’s leases.  TL’s purchase of a majority ownership of TAP Funding’s common shares allowed the Company to increase the size of its owned fleet at an attractive price.  Under TAP Funding’s members agreement, TL owns 50.1% and TAP owns 49.9% of the common shares of TAP Funding.  As common shareholders, TL has two voting rights and TAP has one voting right of TAP Funding, with the exception of certain matters such as bankruptcy proceedings and the incurrence of debt and mergers and consolidations, which require unanimity. TL also has two seats and TAP has one seat on TAP Funding’s board of directors. In addition, TL has an option to purchase the remaining outstanding common shares of TAP Funding held by TAP during the period beginning January 1, 2023 and through December 31, 2024 for a purchase price equal to the equity carrying value of TAP Funding plus 6% of TAP’s percentage ownership interest in TAP Funding minus the sum of any and all U.S. federal, state and local taxes of any nature that would be recognized by TL if TAP Funding was liquidated by TL immediately after TL purchased its shares.

TAP Funding is a VME and the Company consolidates TAP Funding as the Company has a controlling financial interest in TAP Funding, in which TL owns 50% or more voting interest. TAP Funding’s profits and losses are allocated to TL and TAP on the same basis as their ownership percentages. The equity owned by TAP in TAP Funding is shown as a “noncontrolling interest” on the Company’s consolidated balance sheets and the net income (loss) attributable to the noncontrolling interest’s operations is shown as “net (income) loss attributable to the noncontrolling interests” on the Company’s consolidated statements of comprehensive income.

TWCL

The Company had a joint venture, TW Container Leasing, Ltd. (“TW”) (a Bermuda company), between TL and Wells Fargo Container Corp. (“WFC”). TL owned 25% and WFC owned 75% of the common shares and related voting rights of TW. The purpose of TW was to lease containers to lessees under direct financing leases. In October 2018, TL entered into an agreement to purchase 75% of the total outstanding common shares of TW from WFC for a cash consideration of $29,658. After the acquisition, TW became a wholly-owned subsidiary of TL. The Company accounted for this equity transaction as a reduction in the related noncontrolling interest. In January 2019, the Company dissolved TW.

Prior to the capital restructuring, the Company had determined that it had a variable interest in TW and that TW was a VIE. The Company consolidated TW as the Company had determined that it was the primary beneficiary of TW by its equity ownership in the entity and by virtue of its role as manager of the vehicle, namely that the Company had the power to direct the activities of TW that most significantly impact TW’s economic performance. After the capital restructuring which was effective on October 1, 2018, TW became a wholly-owned subsidiary of TL, therefore, the Company retained its controlling financial interest. As a result of the capital restructuring, TL acquired the noncontrolling interest (“NCI”) in TW which was reduced by $30,438 and the difference between the carrying value of the NCI and the cash consideration was recognized as an increase in additional paid-in capital (“APIC”) of $780 for the year ended December 31, 2018.

After the capital restructuring, there is no noncontrolling interest in TW on the Company’s consolidated balance sheets as of December 31, 2019 and 2018. The TW net income attributable to the noncontrolling interests’ operations for the period ended September 30, 2018, and for the year ended December 31, 2017, are shown as “net income attributable to the noncontrolling interests” on the Company’s consolidated statements of comprehensive income. There is no TW net income attributable to the noncontrolling interests’ operations for the year ended December 31, 2019, on the Company’s consolidated statements of comprehensive income.

Managed Containers

The Company enters into container management agreements with Container Investors. The fees earned by the Company for managing container portfolios on behalf of Container Investors are commensurate with the level of effort required to provide those management services and the Company does not have the obligation to absorb losses or the right to receive benefits that may be significant to the Container Investors. As such, the Company is not the primary beneficiary and does not consolidate the Container Investors. Managed containers which are owned by Container Investors are not assets of the Company and are not included in the consolidated financial statements, except for certain managed containers that the Company is deemed to own with associated container leaseback financial liability of the Company in accordance with Topic 842, Leases (see Note 1(a) “Nature of Operations” and Note 5 “Managed Container Fleet”).

Owned Containers

The majority of the container equipment included in the accompanying consolidated financial statements is owned by TL, Textainer Marine Containers II Limited (“TMCL II”), Textainer Marine Containers V Limited (“TMCL V”), Textainer Marine Containers VI Limited (“TMCL VI”) and Textainer Marine Containers VII Limited (“TMCL VII”), all Bermuda companies and all of which were wholly-owned subsidiaries of the Company as of December 31, 2019 and 2018. On December 31, 2019, Leased Assets Pool Company Limited (“LAPCO”) became a wholly-owned subsidiary of the Company (see Note 4 “LAPCO Acquisition” for further discussion). All owned containers are pledged as collateral for debt as of December 31, 2019 and 2018.

(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are comprised of interest-bearing deposits or money market securities with original maturities of three months or less. The Company maintains cash and cash equivalents and restricted cash (see Note 11 “Commitments and Contingencies—Restricted Cash”) with various financial institutions. These financial institutions are located in Bermuda, Canada, Hong Kong, Malaysia, Singapore, the United Kingdom and the United States. A significant portion of the Company’s cash and cash equivalents and restricted cash is maintained with a small number of banks and, accordingly, the Company is exposed to the credit risk of these counterparties in respect of the Company’s cash and cash equivalents and restricted cash. Furthermore, the deposits maintained at some of these financial institutions exceed the amount of insurance provided on the deposits. Restricted cash is excluded from cash and cash equivalents and is included in long-term assets reported within the consolidated balance sheets.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2019	2018	2017
Cash and cash equivalents	$180,552	$137,298	$137,894
Restricted cash included in long-term assets	97,353	87,630	99,675
Cash, cash equivalents and restricted cash, end of period	$277,905	$224,928	$237,569

(d)	Intangible Assets

Intangible assets, consisting primarily of exclusive rights to manage container fleets, are amortized over the expected life of the contracts based on forecasted income to the Company.  The contract terms range from 11 to 13 years.  The Company reviews its intangible assets for impairment if events and circumstances indicate that the carrying amount of the intangible assets may not be recoverable. The Company compares the carrying value of the intangible assets to expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying amount exceeds expected undiscounted cash flows, the intangible assets shall be reduced to their fair value. The Company recorded a write-off of intangible assets amounting to $2 and $835 during the years ended December 31, 2019 and 2018, respectively, for the management rights relinquished relating to the purchase of containers previously managed for a container investor. As of December 31, 2019, the aggregate future amortization of intangible assets of $5,291 is expected to amortize through year 2021.

(e)	Revenue Recognition

The components of the Company’s revenue as presented in the consolidated statements of comprehensive income and in Note 10 “Segment Information” are as follows:

Lease Rental Income

Lease rental income arises principally from leasing containers to various international shipping lines and includes all rental charges billed to the lessees. Lease rental income - owned fleet comprises rental income for the container fleet owned by the Company. Lease rental income - managed fleet comprises rental income for the container fleet owned by the Container Investors. For lease accounting purposes, the management agreements with these Container Investors are deemed to convey to the Company the right to control the use of the managed containers and are therefore accounted for as “lease rental income - managed fleet” as reported in the consolidated statements of comprehensive income (see Note 5 “Managed Container Fleet” for further information).

Revenue is recorded when earned according to the terms of the container rental contracts with customers. Revenue is earned and recognized evenly over the period that the equipment is on lease. These contracts are typically for terms of five or more years and are generally classified as operating leases. Where minimum lease payments vary over the lease term, revenue is recognized on a straight-line basis over the term of the lease. Lease rental income comprises daily per diem rental charges due under the lease agreements, together with payments for other charges set forth in the leases, such as handling fees, drop-off charges, pick-up charges, and charges for a damage protection plan.

Under long-term lease agreements, containers are usually leased from the Company for periods of five or more years. Under master lease agreements, the lessee is not committed to leasing a minimum number of containers from the Company during the lease term and may generally return the containers to the Company at any time, subject to certain restrictions in the lease agreement. Under long-term lease and master lease agreements, revenue is earned and recognized evenly over the period that the equipment is on lease.

Under direct financing and sales-type leases, the containers are usually leased from the Company for the remainder of the container’s useful life and ordinarily provide lessees with a right to purchase the subject containers for a nominal amount at the end of the lease term. Finance lease income is recognized using the effective interest method, which generates a constant rate of interest over the period of the lease.

Under sales-type leaseback arrangements that are accounted for as financing transactions, payments made by the customers are recorded as a reduction to the container leaseback financing receivable and as interest income. Interest income is recognized using the effective interest method, which generates a constant rate of interest over the period of the arrangement.

The Company’s container leases generally do not include step-rent provisions, nor do they depend on indices or rates.  The Company recognizes revenue on container leases that include lease concessions in the form of free-rent periods using the straight-line method over the minimum terms of the leases.

Management Fees - Non-leasing

Under the Company’s management service agreements with Container Investors, fees are earned for the acquisition and sale of containers under management (see Note 5 “Managed Container Fleet” for further information). Acquisition fees from purchases of containers for managed fleet are deferred and recognized as earned on a straight-line basis over the deemed lease term.

Trading Container Margin

The Company’s trading container sales proceeds arise from the resale of new and used containers to a wide variety of buyers. The related expenses represent the cost of trading containers sold as well as other selling costs that are recognized as incurred. Revenue is recorded when control of the containers is transferred to the customer, which typically occurs upon delivery to, or pick-up by, the customer and when collectability is reasonably assured.

Gain on sale of owned fleet containers, net

The Company also generally sells containers at the end of their useful lives or when it is financially attractive to do so. The gain on sale of owned fleet containers is the excess of the sale price over the carrying value for these units at the time of sale. Revenue is recorded when control of the containers is transferred to the customer, which typically occurs upon delivery to, or pick-up by, the customer and when collectability is reasonably assured.

Gain on sale of owned fleet containers, net, also includes gains (losses) recognized at the inception of sales-type leases of our owned fleet, representing the excess (deficiency) of the estimated fair value of containers placed on sales-type leases over (below) their book value.

Allowance for Doubtful Accounts

The Company maintains detailed credit records about its container lessees. The Company’s credit committee sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under operating leases, container leaseback financing receivable, and direct financing and sales-type leases. These allowances are based on an ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, management’s current assessment of the financial condition of the Company’s lessees, their ability to make their required payments and the recoverability. If the financial condition of the Company’s lessees deteriorates, resulting in an impairment of their ability to make payments, additional allowances may be required.

Accounts receivables are generally written off after an analysis is completed which indicates that collection of the full balance is remote. Changes in economic conditions or other events may necessitate additions or deductions to the allowance for doubtful accounts. The allowance is intended to provide for losses inherent in the owned and managed fleet’s accounts receivable and requires the application of estimates and judgments as to the outcome of collection efforts and the realization of collateral, among other things.

(f)	Direct Container Expenses – Owned Fleet

Direct container expense – owned fleet represents the operating costs arising from the containers owned by the Company and includes storage, handling, maintenance and repair, repositioning, agent, and insurance expense. These costs are recognized when incurred.

(g)	Distribution Expense to Managed Fleet Container Investors

Our distribution amounts to Container Investors for the managed fleet includes the net operating income of each Container Investor’s fleet, reduced by associated lease management fees earned and retained by the Company. This amount is also reduced by expenses related to the operation of the managed containers which are presented on a gross basis in the consolidated statements of comprehensive income. Expenses related to the operation of the managed containers such as storage, handling, repairs, repositioning, agent, insurance expense and general and administrative expenses are recognized when incurred.

(h)	Trading Containers and Containers Held for Resale

The Company, through one or more of its subsidiaries, buys trading containers for resale, which are valued at the lower of cost or fair value. The cost of trading containers sold is specifically identified. In addition, containers identified as being available for sale are valued at the lower of carrying value or fair value, less cost to sell. The fair value is estimated based on recent gross sales proceeds for sales of similar containers. Trading containers and containers held for resale are not subject to depreciation.

(i)	Foreign Currencies

A functional currency is determined for each of the Company’s entities based on the currency of the primary economic environment in which the entity operates. The Company’s functional currency is the U.S. dollar, excluding its foreign subsidiaries Textainer Equipment Management (United Kingdom) Limited and Textainer Equipment Management (Singapore) Pte Ltd. Assets and liabilities denominated in a currency other than the entity’s functional currency are re-measured into its functional currency at the balance sheet date with a gain or loss recognized in current year net income. Foreign currency exchange gains or losses that arise from exchange rate changes on transactions denominated in a foreign currency are recognized in net income as incurred. Foreign currency exchange losses, reported in “direct container expense – owned fleet” in the consolidated statements of comprehensive income were $393, $1,085, and $156 for the years ended December 31, 2019, 2018 and 2017, respectively. For consolidation purposes, the financial statements are translated into U.S. dollars using the current exchange rate for the assets and liabilities and a weighted average exchange rate for the revenues and expenses recorded during the year with any translation adjustment shown as an element of accumulated other comprehensive income.

(j)	Fixed Assets

Fixed assets are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of such property, furniture and equipment, ranging from three to seven years. Expenditures for maintenance and repairs are expensed as they are incurred.

(k)	Containers

Capitalized container costs include the container cost payable to the manufacturer and the associated transportation costs incurred in moving the Company’s containers from the manufacturer to the containers’ first destined port. Containers are depreciated using the straight-line method over their estimated useful lives to an estimated dollar residual value. Used containers are depreciated based upon their remaining useful lives at the date of acquisition to an estimated dollar residual value.

The Company evaluates the estimated residual values and remaining estimated useful lives on a regular basis to determine whether a change in its estimates of useful lives and residual values is warranted. The Company completed its annual depreciation policy review and concluded no change was necessary during the year ended December 31, 2019.

The Company estimates the useful lives and residual values of its containers to be as follows:

	As of December 31, 2019		As of December 31, 2018
	Estimated useful	Residual	Estimated useful	Residual
	life (years)	Value	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$1,000	13	$1,000
40'	14	$1,200	14	$1,200
40' high cube	13	$1,400	13	$ 1,350 to $1,400
45' high cube	13	$1,500	13	$1,500
Refrigerated containers:
20'	12	$2,750	12	$2,750
20' high cube	12	$2,049	12	$2,049
40' high cube	12	$4,000	12	$ 4,000 to $4,500
Open top and flat rack containers:
20' folding flat rack	15	$1,300	15	$1,300
40' folding flat rack	16	$1,700	16	$1,700
20' open top	15	$1,500	15	$1,500
40' open top	14	$2,500	14	$2,500
Tank containers	20	10% of cost	20	10% of cost

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of December 31, 2019 and 2018 were as follows:

	2019			2018
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,627,878	$(396,247)	$1,231,631	$1,632,927	$(381,929)	$1,250,998
40'	167,011	(58,852)	108,159	191,354	(69,463)	121,891
40' high cube	2,510,937	(592,374)	1,918,563	2,376,975	(540,349)	1,836,626
45' high cube	28,670	(11,488)	17,182	29,305	(10,034)	19,271
Refrigerated containers:
20'	20,484	(7,258)	13,226	20,883	(6,153)	14,730
20' high cube	5,139	(3,090)	2,049	5,148	(2,714)	2,434
40' high cube	1,052,707	(338,068)	714,639	1,030,078	(279,661)	750,417
Open top and flat rack containers:
20' folding flat	17,617	(4,538)	13,079	16,641	(4,068)	12,573
40' folding flat	51,152	(17,278)	33,874	46,182	(16,052)	30,130
20' open top	13,259	(1,625)	11,634	13,152	(1,419)	11,733
40' open top	23,313	(4,351)	18,962	27,629	(5,086)	22,543
Tank containers	81,151	(7,998)	73,153	65,963	(5,293)	60,670
	$5,599,318	$(1,443,167)	$4,156,151	$5,456,237	$(1,322,221)	$4,134,016

See Note 5 “Managed Container Fleet” for information on the managed fleet containers included above and in the Company’s consolidated balance sheet effective January 1, 2019.

Impairment of Container Rental Equipment

The Company reviews its containers for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the containers to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. There was no such impairment on the Company’s leasing equipment for the years ended December 31, 2019, 2018 and 2017.

Write-Off of Container Rental Equipment due to Lessees in Default

The Company evaluates the recoverability of the recorded amounts of containers that are unlikely to be recovered from lessees in default. The Company recorded impairment charges during the years ended December 31, 2019, 2018 and 2017 of $7,179, $12,980 and $3,822, respectively, to write-off containers that were unlikely to be recovered from lessees in default, net of gains associated with recoveries on containers previously estimated as lost with lessees in default. These amounts are recorded in the consolidated statements of comprehensive income as “container lessee default expense, net”.

Impairment of Containers Held for Sale

Containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell. The Company records impairment to write-down the value of containers held for sale to their estimated fair value less cost to sell. The fair value was estimated based on recent gross sales proceeds for sales of similar containers. When containers are retired or otherwise sold, the cost and related accumulated depreciation are removed, and any resulting gain or loss is recognized. Any subsequent increase in fair value less cost to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized. During the years ended December 31, 2019, 2018 and 2017, the Company recorded container impairments of $14,238, $13,795 and $4,250, respectively, to write down the value of containers held for sale to their estimated fair value less cost to sell, net of reversals of previously recorded impairments on containers held for sale due to rising used container prices, and was included in “depreciation expense” in the consolidated statements of comprehensive income.

During the years ended December 31, 2019, 2018 and 2017, the Company recorded the following net gain on sale of containers, included in “gain on sale of owned fleet containers, net” in the consolidated statements of comprehensive income:

	2019		2018		2017
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down owned fleet containers, net	52,319	$6,665	28,291	$14,563	56,862	$18,662
Gain on sale of owned fleet containers not written down, net	52,126	14,732	79,119	21,508	55,505	7,548
Gain on sale of owned fleet containers, net	104,445	$21,397	107,410	$36,071	112,367	$26,210

(l)	Income Taxes

The Company uses the asset and liability method to account for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when the realization of a deferred tax asset is deemed to be unlikely.

The Company also accounts for income tax positions only if those positions are more likely than not of being sustained.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.  Changes in the recognition or measurement are reflected in the period in which the change in judgment occurs. If there are findings in future regulatory examinations of the Company’s tax returns, those findings may result in an adjustment to income tax expense.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

(m)	Debt Issuance Costs

The Company capitalizes costs directly associated with the issuance or modification of its debt and the balance of the debt issuance costs, net of amortization, are netted against the debt recorded in the consolidated balance sheets.

Debt issuance costs are amortized using the interest rate method and the straight-line method over the general terms of the related fixed principal payment debt and the related revolving debt facilities, respectively, and the amortization is recorded as “interest expense” in the consolidated statements of comprehensive income.  In 2019, 2018 and 2017, debt issuance costs of $9,417, $10,285 and $27,702, respectively, were capitalized and amortization of debt issuance costs of $7,369, $8,400 and $13,201, respectively, were recorded in interest expense.

When the Company’s debt is modified or terminated, any unamortized debt issuance costs related to a decrease in borrowing capacity with any of the Company’s lenders is immediately written-off and recorded in write-off of unamortized deferred debt issuance costs and bond discounts. In 2018, write-off of unamortized deferred debt issuance costs and bond discounts included $529 and $352 of write-offs of unamortized debt issuance costs related to the amendment of the TL Revolving Credit Facility and the termination of the TL Term Loan, respectively, (see Note 9 “Debt and Derivative Instruments”). In 2017, write-off of unamortized deferred debt issuance costs and bond discounts included $238, $6,516 and $84 of write-offs of unamortized debt issuance costs related to the amendment of TMCL II’s Secured Debt Facility, the redemption of TMCL III’s 2013-1 Bonds, 2014-1 Bonds, the termination of TMCL III’s 2017-A Notes and the amendment of TAP Funding’s Secured Debt Facility, respectively, (see Note 9 “Debt and Derivative Instruments”). No unamortized debt issuance costs were written-off during the year ended December 31, 2019.

(n)	Concentrations

Although substantially all of the Company’s income from operations is derived from assets employed in foreign countries, virtually all of this income is denominated in U.S. dollars. The Company does pay some of its expenses in various foreign currencies. During 2019, 2018 and 2017, $10,527 or 23%, $11,141 or 21%, and $15,143 or 25%, respectively, of the Company’s direct container expenses – owned fleet were paid in up to 20 different foreign currencies. In accordance with its policy, the Company does not hedge these container expenses as there are no significant payments made in any one foreign currency.

The Company’s customers are mainly international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its foreign concentrations lies with the creditworthiness of the lessees rather than the geographic location of the containers or the domicile of the lessees.

Except for the lessees noted in the tables below, no other single lessee made up greater than 10% of the Company’s lease rental income from its owned fleet during the years ended December 31, 2019, 2018 and 2017, as well, there is no other single lessee that accounted for more than 10% of the Company’s gross accounts receivable from its owned fleet as of December 31, 2019 and 2018:

Lease Rental Income - owned fleet	2019	2018	2017
Customer A	15.4%	14.0%	14.4%
Customer B	13.3%	13.4%	13.6%

Gross Accounts Receivable - owned fleet	2019	2018
Customer A	17.1%	10.7%
Customer B	11.2%	21.3%

Total fleet lease rental income, as reported in the consolidated statements of comprehensive income, comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned from leases on containers in its managed fleet. Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income in 2019, 2018 and 2017, as well, there is no other single lessee that accounted for more than 10% of the Company’s gross accounts receivable from its total fleet as of December 31, 2019 and 2018:

Lease Rental Income - total fleet	2019	2018	2017
Customer A	14.8%	13.8%	14.8%
Customer B	13.5%	13.7%	14.3%

Gross Accounts Receivable - total fleet	2019	2018
Customer A	16.6%	10.4%
Customer B	12.0%	20.6%

The Company currently has containers on-hire to approximately 250 customers. The Company’s customers are mainly international shipping lines, but the Company also leases containers to freight forwarding companies and the U.S. Military. The Company’s five largest container lessees accounted for approximately 50.0%, 49.5% and 49.5% of the Company’s total fleet leasing billings in 2019, 2018 and 2017, respectively. During 2019, 2018 and 2017, revenue from the Company’s 20 largest container lessees by lease billings represented 82.1%, 82.8% and 80.0% of the Company’s total fleet container lease billings, respectively.  A default by any of these major customers could have a material adverse impact on the Company’s business, results from operations and financial condition.

As of December 31, 2019, and 2018, approximately 95.6% and 94.9%, respectively, of the Company’ gross accounts receivable for its total fleet were from container lessees and customers outside of the U.S. As of December 31, 2019 and 2018, approximately 97.5% and 98.4%, respectively, of the Company’s gross finance lease receivables for its total fleet were from container lessees and customers outside of the U.S. Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease billings during 2019, 2018 and 2017.

Country	2019	2018	2017
Taiwan	15.5%	14.6%	13.9%
People's Republic of China	14.1%	15.0%	14.4%
France	14.0%	13.8%	14.4%
Switzerland	13.3%	14.1%	15.1%
Singapore	11.1%	10.5%	10.9%

(o)	Derivative Instruments and Hedging

The Company has entered into various interest rate swap and cap agreements to mitigate its exposure associated with its variable rate debt. The Company records derivative instruments on its balance sheet at fair value and establishes criteria for both the designation and effectiveness of hedging activities. The swap agreements involve payments by the Company to counterparties at fixed rates in return for receipts based upon variable rates indexed to the London Inter Bank Offered Rate (“LIBOR”). Derivative instruments are designated or non-designated for hedge accounting purposes. The fair value of the derivative instruments is measured at each balance sheet date and is reflected on a gross basis on the consolidated balance sheets. See Note 9 “Debt and Derivative Instruments” for further discussions.

Designated Derivative Instruments

If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged transaction affects earnings.

As of December 31, 2019, the Company has designated interest rate swap agreements for a total notional amount of $110,000 as a cash flow hedge for accounting purposes. The change in fair value of cash flow hedging instruments during 2019 of a $110 loss was recorded on the consolidated balance sheets in “accumulated other comprehensive income” and $7 gain was reclassified to “interest expense, net” when realized. As of December 31, 2018, and 2017, none of the derivative instruments are designated by the Company for hedge accounting.

Non-Designated Derivative Instruments

For derivative instruments that do not meet the criteria for hedge accounting, or contracts for which the Company has not elected hedge accounting, the changes in the fair value are recognized in earnings during the period of change.

As of December 31, 2019 and 2018, the Company has non-designated interest rate swap and cap agreements for a total notional amount of $920,500 and $1,227,969, respectively. The fair value of the non-designated derivative instruments is measured at each balance sheet date and the change in fair value during 2019, 2018 and 2017 of $(15,442), $(5,790) and $4,094, respectively, was recorded in the consolidated statements of comprehensive income as “unrealized (loss) gain on derivative instruments, net.” The differentials between the fixed and variable rate payments under these agreements are recognized in “realized gain (loss) on derivative instruments, net” in the consolidated statements of comprehensive income when realized.

(p)	Share Options and Restricted Share Units

The Company estimates the fair value of all employee share options awarded under its 2019 Share Incentive Plan (the “2019 Plan”) on the grant date. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statements of comprehensive income as part of “general and administrative expenses”.

The Company uses the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the estimated fair value for employee share option awards. The Company uses the fair market value of the Company’s common shares on the grant date, discounted for estimated dividends that will not be received by the employees during the vesting period, for determining the estimated fair value for employee restricted share units.  Compensation expense for employee share awards is recognized on a straight-line basis over the vesting period of the award.  Share-based compensation expense of $4,388, $7,355 and $6,083 was recorded during 2019, 2018 and 2017, respectively, for share options and restricted share units awarded to employees under the 2019 Plan. Share-based compensation expense of $3,780, $6,746 and $5,499 was presented as a part of general and administrative expenses, and the remaining balance was presented as a part of direct container expenses – owned fleet during 2019, 2018 and 2017, respectively.

(q)	Comprehensive Income

The Company discloses the effect of its foreign currency translation adjustment, change in fair value of cash flow hedging derivative instruments, and reclassification of realized gain or loss on cash flow hedging instruments as components of “other comprehensive income” in the Company’s consolidated statements of comprehensive income.

(r)	Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management evaluates its estimates on an ongoing basis, including those related to the container rental equipment, intangible assets, accounts receivable, income taxes and accruals.

These estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments regarding the carrying values of assets and liabilities. Actual results could differ from those estimates under different assumptions or conditions.

(s)	Net Income Attributable to Textainer Group Holdings Limited Common Shareholders Per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to Textainer Group Holdings Limited common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units were converted into, common shares. Potentially dilutive share options and restricted share units that were anti-dilutive under the treasury stock method were excluded from the computation of diluted EPS. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2019, 2018 and 2017 is presented as follows:

Share amounts in thousands	2019	2018	2017
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$56,724	$50,378	$19,365
Denominator:
Weighted average common shares outstanding-- basic	57,349	57,200	56,845
Dilutive share options and restricted share units	110	287	314
Weighted average common shares outstanding-- diluted	57,459	57,487	57,159
Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$0.99	$0.88	$0.34
Diluted	$0.99	$0.88	$0.34

Share options and restricted share units, excluded from the computation of diluted EPS because they were anti-dilutive	1,805	1,232	1,164

(t)	Fair Value Measurements

Fair value represents the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date. The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•

Level 2: Inputs other than quoted prices which are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated.

Fair Value of Derivative Instruments

The Company has utilized the income approach to measure the fair value of its notional amount of derivative instruments using observable (Level 2) market inputs. This approach represents the present value of future cash flows based upon current market expectations. The valuation also reflects the credit standing of the Company and the counterparties to the derivative agreements. The credit valuation adjustment was determined to be $167 and $49 (both of which were additions to the net fair value) as of December 31, 2019 and 2018, respectively.

The following table summarizes the Company’s derivative assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2019
Assets
Interest rate swaps - not designated as hedges	$—	$135	$—
Total	$—	$135	$—
Liabilities
Interest rate swaps - designated as hedges	$—	$117	$—
Interest rate swaps - not designated as hedges	—	13,661	—
Total	$—	$13,778	$—
December 31, 2018
Assets
Interest rate swaps - not designated as hedges	$—	$5,555	$—
Total	$—	$5,555	$—
Liabilities
Interest rate swaps - not designated as hedges	$—	$3,639	$—
Total	$—	$3,639	$—

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2019 and 2018:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2019 and 2018
	(Level 1)	(Level 2)	(Level 3)	Cumulative Impairment (2)
December 31, 2019
Assets
Containers held for sale (1)	$—	$22,217	$—	$6,346
Total	$—	$22,217	$—	$6,346
December 31, 2018
Assets
Containers held for sale (1)	$—	$10,898	$—	$5,129
Total	$—	$10,898	$—	$5,129

(1)

Represents the carrying value of containers included in “containers held for sale” in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

(2)	Represents the cumulative net impairment charges recognized on equipment held for sale from the date of designated held for sale status to the indicated period end date.

Fair Value of Containers Held for Sale

The Company recorded impairments to write down the value of containers identified for sale to their estimated fair value less cost to sell under a Level 2 input. The Company relies on its recent sales prices for identical or similar assets in markets, by geography, that are active. The Company’s containers held for sale that have been impaired to their estimated fair value less cost to sell had a fair value of $22,217 and $10,898 as of December 31, 2019 and 2018, respectively. Subsequent additions or reductions to the fair values of these written down assets are recorded as adjustments to the carrying value of the equipment held for sale.

Fair Value of Other Assets and Liabilities

The Company’s financial instruments include cash and cash equivalents; restricted cash; accounts receivable and payable; container leaseback financing receivable; net investment in direct financing and sales-type leases; due from affiliates, net; container contracts payable; due to container investors, net; debt and derivative instruments.

At December 31, 2019 and 2018, the fair value of the Company’s financial instruments approximated the related book value of such instruments except that, the fair value of net investment in direct financing and sales-type leases (including the short-term balance) was approximately $299,275 and $167,758 at December 31, 2019 and 2018, respectively, compared to book values of $295,303 and $167,060 at December 31, 2019 and 2018, respectively. The fair value of container leaseback financing receivable (including the short-term balance) was approximately $267,551 at December 31, 2019, compared to book values of $271,658 at December 31, 2019. The fair value of long-term debt (including current maturities) based on the borrowing rates available to the Company was approximately $3,798,683 and $3,394,118 at December 31, 2019 and 2018, respectively, compared to book values of $3,797,729 and $3,409,827 at December 31, 2019 and 2018, respectively.

(u)	Reclassifications and Changes in Presentation

Certain prior period amounts for the years ended December 31, 2018 and 2017 have been reclassified to conform to the presentation for the current period. The changes in the presentation have no impact on “net income.”

•

The Company reclassified the amounts to write down the value of containers held for sale to their estimated fair value less cost to sell, net of reversals of previously recorded impairments on containers held for sale due to rising used container prices out of the separate line item “container impairment” to be included within the line item “depreciation expense” in the consolidated statements of comprehensive income.

•

The Company reclassified the amounts to write-off containers that were unlikely to be recovered from lessees in default, net of gains associated with recoveries on containers previously estimated as lost with insolvent lessees out of the separate line item “container impairment” and container recovery costs out of the separate line item “direct container expense – owned fleet” to be included within the line item “container lessee default (recovery) expense, net” in the consolidated statements of comprehensive income.

Certain prior period amounts for the year ended December 31, 2018 have been reclassified to conform to the current period presentation. The changes in the presentation have no impact on “total equity.”

•

The Company previously recorded amounts due to third-party owners on a net basis in “due to container investors, net”, thus the gross amounts of accounts receivable, prepaid expenses, accounts payable and accrued expenses for the managed fleet were reclassified out of the separate line item “due to container investors, net” to the separate line items “accounts receivable, net”, “prepaid expenses and other current assets” and “accounts payable and accrued expenses” in the consolidated balance sheets (See Note 2 “Immaterial Reclassification of Prior Period” and Note 5 “Managed Container Fleet”).

•

The Company reclassified the amounts out of the separate line item “insurance receivable” to be included within the line item “prepaid expenses and other current assets” in the consolidated balance sheets.

•	The Company reclassified the amounts out of the separate line item “accrued expenses” to be included within the line item “accounts payable and accrued expenses” in the consolidated balance sheets.

Additionally, upon adoption of the FASB Accounting Standards Update No. 2016-02, Leases (“Topic 842”) (“ASU 2016-02”), the Company reclassified the amounts out of the separate line item “receipt of payments on direct financing and sales-type leases, net of income earned” in cash flows from investing activities to be included within the line item “decrease (increase) in net investments on direct financing and sales-type leases” in cash flows from operating activities in the consolidated statements of cash flows for the year ended December 31, 2018. The changes in the presentation have no impact on “net increase in cash, cash equivalents and restricted cash.”

(v)	Leases

The Company adopted ASU 2016-02 on the effective date of January 1, 2019 by using the effective date transition method and by electing the “package of practical expedients.” Accordingly, the Company initially applied the provisions of the new lease guidance at the adoption date of January 1, 2019, without adjusting the reported comparative periods and without reassessing as follows:

•	whether any expired or existing contracts are or contain leases under Topic 842;
•	whether the lease classification for any expired or existing leases would be different in accordance with Topic 842; and
•	whether the unamortized initial direct costs for any existing leases would have met the definition of initial direct costs in Topic 842 at lease commencement.

As a result of the adoption of the new lease accounting guidance, the Company (as a lessee) recognized the following in the consolidated balance sheets for all existing leases for office space on January 1, 2019, with the exception for short-term leases and leases that commence at or near the end of the underlying asset’s economic life:

(i)

Right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The Company recognized ROU assets of existing office space leases amounting to $12,317, which represents the lease liability of $14,815 adjusted for a deferred rent liability of $2,575 and prepaid rent asset of $77; and

(ii)

Lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis. The Company recognized lease liabilities amounting to $14,815, which represented the present value of the remaining lease payments payable under operating lease contracts of $17,548, discounted using the Company’s approximate incremental borrowing rate of 4.17%.

As a result of the adoption of the new lease accounting guidance, the Company’s accounting (as a lessor) for sales-type leases, direct financing leases and operating leases will remain substantially unchanged. The Company is required to report all cash receipts from leases, including principal payments received from direct financing and sales-type leases, within operating activities in the Company’s consolidated statements of cash flows. Accordingly, receipts of payments on direct financing and sales-type leases, net of income earned amounting to $63,847 and $66,846 for the year ended December 31, 2018 and 2017, respectively, was reclassified from “net cash used in investing activities” to “net cash provided by operating activities.”

The adoption of ASU 2016-02 did not have an impact on the timing of revenue recognition relating to lease rental income in its consolidated statements of comprehensive income. The Company did not record a cumulative adjustment related to the adoption of ASU 2016-02. See Note 1 (e) “Accounting Policies and Recent Accounting Pronouncements – Revenue Recognition” and Note 7 “Leases” for further discussions.

(w)	Recently Issued Accounting Standards and Pronouncements

In August 2017, the FASB issued Accounting Standards Update No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (“ASU 2017-12”).

ASU 2017-12 changes the recognition and presentation requirements of hedge accounting, including: eliminating the requirement to separately measure and report hedge ineffectiveness; and presenting all items that affect earnings in the same income statement line item as the hedged item. The Company adopted the standard on its effective date of January 1, 2019 using the required modified retrospective approach; however, the Company had no hedging relationships in effect at the adoption date that were impacted by the guidance. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements (see Note 1 (o) “Derivative Instruments and Hedging” and Note 9 “Debt and Derivatives” for hedge accounting disclosures).

In October 2018, the FASB issued Accounting Standards Update No. 2018-16, Derivatives and Hedging (Topic 815) - Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes (“ASU 2018-16”). This ASU applies to all entities that elect to apply hedge accounting to benchmark interest rate hedges under Topic 815. The amendment adds the Overnight Index Swap (OIS) rate based on the Secured Overnight Financing Rate (SOFR) as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to LIBOR swap rate and the OIS rate based on Fed Funds Effective Rate. The guidance is required to be adopted concurrently with ASU 2017-12, on a prospective basis for qualifying new hedging relationships entered into on or after adoption. The Company will continue its review of the debt and derivative agreements during the transition period until the LIBOR cessation by the end of 2021. The Company adopted ASU 2018-16 concurrently with ASU 2017-12 and the adoption did not have a significant impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13, Financial Instruments – Credit Losses (Topic 326) (“ASU 2016-13”). This guidance affects net investments in direct financing and sales-type leases and container leaseback financing receivable. The amendments in this update replace the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses. The guidance requires the measurement of expected credit losses to be based on relevant information from past events, current conditions, and reasonable and supportable forecasts that affect collectability. Further, the FASB issued Accounting Standards Update No. 2018-19, Codification Improvements to Financial Instruments – Credit Losses (Topic 326) (“ASU 2018-19”) in November 2018 to clarify that operating lease receivables should be accounted for under the new lease standard, Topic 842, and are not within the scope of Topic 326. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019. The Company will adopt ASU 2016-13 and its related amendments effective January 1, 2020 using the modified retrospective method by recognizing any cumulative effect adjustment to the opening balance of retained earnings at the adoption date. The adoption of the standard is expected to increase the overall allowance for credit losses and the actual effect at the adoption date will be dependent upon the nature of the characteristics of the portfolio as well as forecasts at that date. Based on the composition of the Company's net investments in direct financing and sales-type leases and container leaseback financing receivable, current market conditions and historical credit loss activity, the Company does not expect the adoption of ASU 2016-13 to have a significant impact on the consolidated financial statements.

In August 2018, the FASB issued Accounting Standards Update No. 2018-15, Intangibles - Goodwill and Other (Topic 350) - Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”).  The amendments in the update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendments are effective for fiscal years beginning after December 15, 2019 and is to be applied either retrospectively or prospectively to all implementation costs incurred after the adoption date. The Company plans to adopt ASU 2018-15 effective January 1, 2020 on a prospective basis. The Company does not anticipate the adoption of the standard will have a significant impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update No. 2019-12, Income Taxes (Topic 740) – Simplifying the Accounting for Income Taxes (“ASU 2019-12”). The amendments of

ASU 2019-12 are meant to simplify and reduce the cost of accounting for income taxes by removing certain exceptions to the general principle in Topic 740 and to provide more consistent application to improve the comparability of the financial statements. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted. The Company early adopted the standard on December 31, 2019. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.